Accumulated Other Comprehensive Loss ("AOCL") (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of accumulated other comprehensive loss (AOCL), net of tax

A summary of changes in AOCL follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Gains on Cash Flow Hedges	Total
	(In thousands)
For the three months ended September 30, 2017
Balances at beginning of period	$1,986	$(5,798)	$—	$(3,812)
Other comprehensive income before reclassifications	95	—	62	157
Amounts reclassified from AOCL	(5)	—	3	(2)
Net current period other comprehensive income	90	—	65	155
Balances at end of period	$2,076	$(5,798)	$65	$(3,657)
2016
Balances at beginning of period	$2,515	$(5,798)	$—	$(3,283)
Other comprehensive income before reclassifications	278	—	—	278
Amounts reclassified from AOCL	(10)	—	—	(10)
Net current period other comprehensive income	268	—	—	268
Balances at end of period	$2,783	$(5,798)	$—	$(3,015)
For the Nine months ended September 30, 2017
Balances at beginning of period	$(3,310)	$(5,798)	$—	$(9,108)
Cumulative effect of change in accounting	300	—	—	300
Balances at beginning of period, as adjusted	(3,010)	(5,798)	—	(8,808)
Other comprehensive income before reclassifications	5,167	—	62	5,229
Amounts reclassified from AOCL	(81)	—	3	(78)
Net current period other comprehensive income	5,086	—	65	5,151
Balances at end of period	$2,076	$(5,798)	$65	$(3,657)
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$(6,036)
Other comprehensive income before reclassifications	3,215	—	—	3,215
Amounts reclassified from AOCL	(194)	—	—	(194)
Net current period other comprehensive income	3,021	—	—	3,021
Balances at end of period	$2,783	$(5,798)	$—	$(3,015)

A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:

	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Losses on Settled Derivatives	Total
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	—	—	(2,876)
Amounts reclassified from AOCL	(196)	—	—	(196)
Net current period other comprehensive loss	(3,072)	—	—	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$—	$(9,108)
2015
Balances at beginning of period	$162	$(5,798)	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$(6,036)
2014
Balances at beginning of period	$(3,200)	$(5,798)	$(247)	$(9,245)
Other comprehensive income before reclassifications	3,570	—	—	3,570
Amounts reclassified from AOCL	(208)	—	247	39
Net current period other comprehensive income	3,362	—	247	3,609
Balances at end of period	$162	$(5,798)	$—	$(5,636)

Summary of reclassifications out of each component of AOCL

A summary of reclassifications out of each component of AOCL for the three months ended September 30 follows:

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains on securities available for sale
	$8	Net gains on securities
	—	Net impairment loss recognized in earnings
	8	Total reclassifications before tax
	3	Income tax expense
	$5	Reclassifications, net of tax
Unrealized gains on cash flow hedges
	$(5)	Interest expense
	(2)	Income tax expense
	$(3)	Reclassification, net of tax
	$2	Total reclassifications for the period, net of tax
2016
Unrealized gains on securities available for sale
	$15	Net gains on securities
	—	Net impairment loss recognized in earnings
	15	Total reclassifications before tax
	5	Income tax expense
	$10	Reclassifications, net of tax

A summary of reclassifications out of each component of AOCL for the nine months ended September 30 follows:

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains on securities available for sale
	$125	Net gains on securities
	—	Net impairment loss recognized in earnings
	125	Total reclassifications before tax
	44	Income tax expense
	$81	Reclassifications, net of tax

AOCL Component	Amount Reclassified From AOCL	Affected Line Item in Condensed Consolidated Statements of Operations
(In thousands)
Unrealized gains on cash flow hedges
	$(5)	Interest expense
	(2)	Income tax expense
	$(3)	Reclassification, net of tax

	$78	Total reclassifications for the period, net of tax

2016
Unrealized gains on securities available for sale
	$298	Net gains on securities
	—	Net impairment loss recognized in earnings
	298	Total reclassifications before tax
	104	Income tax expense
	$194	Reclassifications, net of tax

A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2016
Unrealized gains (losses) on securities available for sale
	$301	Net gains on securities
	—	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax

2015
Unrealized gains (losses) on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense
	$49	Reclassifications, net of tax

2014
Unrealized gains (losses) on securities available for sale
	$329	Net gains on securities
	(9)	Net impairment loss recognized in earnings
	320	Total reclassifications before tax
	112	Income tax expense
	$208	Reclassifications, net of tax

Unrealized losses on settled derivatives
	$(380)	Interest expense
	(133)	Income tax benefit
	$(247)	Reclassification, net of tax
	$(39)	Total reclassifications for the period, net of tax